Finance Receivables (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Investments In Direct Financing Lease
Minimum lease payments receivable	$ 430,514	$ 29,986
Unguaranteed residual value	375,706	57,218
Gross minimum lease payments receivable	806,220	87,204
Less: unearned income	(430,215)	(29,204)
Net investments in direct financing lease	$ 376,005	$ 58,000